Revenue - Schedule of Disaggregation of Revenue (Parenthetical) (Detail) - Sales Revenue Net [Member]	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
MT
Disaggregation of Revenue [Line Items]
Concentration risk percentage	13.00%	12.00%	11.00%	11.00%
GI
Disaggregation of Revenue [Line Items]
Concentration risk percentage	16.00%	17.00%	14.00%	14.00%
US
Disaggregation of Revenue [Line Items]
Concentration risk percentage	25.00%	23.00%	28.00%	30.00%